Deferred Income Tax - Amounts of Deductible Temporary Differences and Tax Losses Carried Forward by Expiration Date (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits which no deferred tax assets were recognized [Line Items]
Deductible temporary differences	¥ 445,649	¥ 436,481
Total deductible temporary differences and tax losses carried forward	1,523,348	1,679,395
Tax losses carried forward which will expire in 1 year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits which no deferred tax assets were recognized [Line Items]
Tax losses carried forward	224,298	112,010
Tax losses carried forward which will expire in 2 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits which no deferred tax assets were recognized [Line Items]
Tax losses carried forward	209,109	251,300
Tax losses carried forward which will expire in 3 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits which no deferred tax assets were recognized [Line Items]
Tax losses carried forward	252,812	219,834
Tax losses carried forward which will expire in 4 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits which no deferred tax assets were recognized [Line Items]
Tax losses carried forward	70,222	259,636
Tax losses carried forward which will expire in 5 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits which no deferred tax assets were recognized [Line Items]
Tax losses carried forward	140,879	78,055
Tax losses carried forward which will expire in 6 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits which no deferred tax assets were recognized [Line Items]
Tax losses carried forward	59,791	168,288
Tax losses carried forward which will expire in 7 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits which no deferred tax assets were recognized [Line Items]
Tax losses carried forward	44,575	75,171
Tax losses carried forward which will expire in 8 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits which no deferred tax assets were recognized [Line Items]
Tax losses carried forward	16,279	59,230
Tax losses carried forward which will expire in 9 years and thereafter [member]
Disclosure of temporary difference, unused tax losses and unused tax credits which no deferred tax assets were recognized [Line Items]
Tax losses carried forward	¥ 59,734	¥ 19,390